Loans and Accounts Receivable at Amortised Cost (Details 3) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	$ 30,213,414
Transfers
Gross carrying amount, Ending balance	32,671,515		$ 30,213,414
Expected credit losses allowances, Beginning balance	882,414
Transfers
Expected credit losses allowances, Ending balance	896,095		882,414
Consumer Loans [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	4,876,289		4,557,692
Transfers
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	382,079		843,530
Writte-off	(223,919)		(115,933)
Foreign exchange adjustments and others	65,246		(409,000)
Gross carrying amount, Ending balance	5,546,195		4,876,289
Expected credit losses allowances, Beginning balance	301,014	[1]	297,359
Transfers
Transfers to stage 2	81,199		12,538
Transfers to stage 3	10,066		14,880
Transfers to stage 3	32,425		6,808
Transfers to stage 1	(24,565)		(3,570)
Transfers to stage 2	(14,912)		(6,164)
Transfers to stage 1	(186)		(12)
Net changes of the exposure and modifications in the credit risk	125,227		37,404
Writte-off	(223,919)		(64,506)
Foreign exchange adjustments and others	2,118		(10,395)
Expected credit losses allowances, Ending balance	288,467		301,014	[1]
Stage 1 [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	26,913,508
Transfers
Gross carrying amount, Ending balance	29,041,636		26,913,508
Expected credit losses allowances, Beginning balance	153,640
Transfers
Expected credit losses allowances, Ending balance	133,269		153,640
Stage 1 [Member] | Consumer Loans [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	4,341,740
Transfers
Gross carrying amount, Ending balance	4,963,047		4,341,740
Expected credit losses allowances, Beginning balance	70,904
Transfers
Expected credit losses allowances, Ending balance	67,396		70,904
Stage 1 [Member] | Collective [Member] | Consumer Loans [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	4,727,464		3,978,393
Transfers
Transfers to stage 2	(358,403)		(46,936)
Transfers to stage 3	(25,210)		(33,161)
Transfers to stage 3
Transfers to stage 1	130,611		29,777
Transfers to stage 2
Transfers to stage 1	514		37
Net changes on financial assets	430,777		766,069
Writte-off
Foreign exchange adjustments and others	57,294		(352,439)
Gross carrying amount, Ending balance	4,963,047		4,727,464
Expected credit losses allowances, Beginning balance	75,495	[1]	72,712
Transfers
Transfers to stage 2	(28,717)		(2,117)
Transfers to stage 3	(1,633)		(1,431)
Transfers to stage 3
Transfers to stage 1	7,941		1,320
Transfers to stage 2
Transfers to stage 1	47		6
Net changes of the exposure and modifications in the credit risk	15,641		3,782
Writte-off
Foreign exchange adjustments and others	(1,378)		(3,368)
Expected credit losses allowances, Ending balance	67,396		75,495	[1]
Stage 2 [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	1,796,790
Transfers
Gross carrying amount, Ending balance	1,995,733		1,796,790
Expected credit losses allowances, Beginning balance	125,114
Transfers
Expected credit losses allowances, Ending balance	121,261		125,114
Stage 2 [Member] | Consumer Loans [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	249,039
Transfers
Gross carrying amount, Ending balance	292,718		249,039
Expected credit losses allowances, Beginning balance	54,372
Transfers
Expected credit losses allowances, Ending balance	50,808		54,372
Stage 2 [Member] | Collective [Member] | Consumer Loans [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	295,132		257,580
Transfers
Transfers to stage 2	358,403		46,936
Transfers to stage 3
Transfers to stage 3	(248,494)		(19,327)
Transfers to stage 1	(130,611)		(29,777)
Transfers to stage 2	56,489		17,988
Transfers to stage 1
Net changes on financial assets	(45,093)		1,063
Writte-off
Foreign exchange adjustments and others	6,892		(25,424)
Gross carrying amount, Ending balance	292,718		295,132
Expected credit losses allowances, Beginning balance	60,467	[1]	54,557
Transfers
Transfers to stage 2	109,916		14,655
Transfers to stage 3
Transfers to stage 3	(78,909)		(3,913)
Transfers to stage 1	(32,506)		(4,890)
Transfers to stage 2	17,002		2,943
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk	(25,712)		(8,572)
Writte-off
Foreign exchange adjustments and others	550		(408)
Expected credit losses allowances, Ending balance	50,808		60,467	[1]
Stage 3 [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	1,503,116
Transfers
Gross carrying amount, Ending balance	1,634,146		1,503,116
Expected credit losses allowances, Beginning balance	603,660
Transfers
Expected credit losses allowances, Ending balance	641,565		603,660
Stage 3 [Member] | Consumer Loans [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	285,510
Transfers
Gross carrying amount, Ending balance	290,430		285,510
Expected credit losses allowances, Beginning balance	159,066
Transfers
Expected credit losses allowances, Ending balance	170,263		159,066
Stage 3 [Member] | Collective [Member] | Consumer Loans [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	300,193		321,719
Transfers
Transfers to stage 2
Transfers to stage 3	25,210		33,161
Transfers to stage 3	248,494		19,327
Transfers to stage 1
Transfers to stage 2	(56,489)		(17,988)
Transfers to stage 1	(514)		(37)
Net changes on financial assets	(3,605)		76,398
Writte-off	(223,919)		(115,933)
Foreign exchange adjustments and others	1,060		(31,137)
Gross carrying amount, Ending balance	290,430		300,193
Expected credit losses allowances, Beginning balance	165,052	[1]	170,090
Transfers
Transfers to stage 2
Transfers to stage 3	11,699		16,311
Transfers to stage 3	111,334		10,721
Transfers to stage 1
Transfers to stage 2	(31,914)		(9,107)
Transfers to stage 1	(233)		(18)
Net changes of the exposure and modifications in the credit risk	135,298		42,194
Writte-off	(223,919)		(64,506)
Foreign exchange adjustments and others	2,946		(6,619)
Expected credit losses allowances, Ending balance	$ 170,263		$ 165,052	[1]

[1]	Include loans and ECL balances of the acquired Santander Consumer Chile S.A.